Contingent Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Contingent Transactions

As of December 31, 2018 and 2017 and January 1, 2017, the Bank maintains the following contingent transactions:

	12/31/2018	12/31/2017	01/01/2017
Guarantees granted (*)	940,990	656,323	822,668
Overdraft and unused agreed commitments (*)	634,288	1,098,271	537,924
Letters of credit	256,788	133,286	300,903

Total (**)	1,832,066	1,887,880	1,661,495

(*)

Includes transactions not covered by debtor classification standards. For overdraft and unused agreed commitments, it includes an amount of 221,220, 720,726 and 185,984 as of December 31, 2018 and 2017 and January 1, 2017, respectively. For guarantee granted it includes the amount of 166,650, 282,263 and 292,940 as of December 31, 2018 and 2017 and January 1, 2017, respectively.

(**)	It includes high grade credit risk exposures in stage 1 generated during fiscal year 2018. The related ECL as of December 31, 2018 amount to 10,730 as disclosed in note 21.

Risks related to the contingent transactions described above have been evaluated and are controlled within the framework of the Bank’s credit risk policy described in note 50.